Expense Example - (ALLSPRING EXCHANGE-TRADED FUNDS TRUST)	Jul. 31, 2025 USD ($)
(Allspring LT Large Core ETF) | Allspring LT Large Core ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	356
(Allspring LT Large Growth ETF) | Allspring LT Large Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
(Allspring Special Large Value ETF) | Allspring Special Large Value ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	$ 443